Schedule of Investments (unaudited) March 31, 2020	BlackRock Large Cap Focus Growth V.I. Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.3%

Aerospace & Defense — 1.2%
TransDigm Group, Inc.(a)	6,371	$2,039,931

Automobiles — 2.1%
Ferrari NV	23,343	3,561,442

Capital Markets — 5.7%
CME Group, Inc.	22,262	3,849,322
S&P Global, Inc.	24,501	6,003,970

		9,853,292

Chemicals — 1.2%
Sherwin-Williams Co. (The)	4,441	2,040,728

Commercial Services & Supplies — 1.9%
Copart, Inc.(a)(b)	47,582	3,260,319

Containers & Packaging — 1.2%
Ball Corp.	33,471	2,164,235

Entertainment — 3.6%
Netflix, Inc.(a)	16,488	6,191,244

Equity Real Estate Investment Trusts (REITs) — 2.5%
SBA Communications Corp.(a)	16,046	4,331,939

Health Care Equipment & Supplies — 3.5%
Intuitive Surgical, Inc.(a)	12,091	5,987,584

Health Care Providers & Services — 1.4%
Humana, Inc.(b)	7,567	2,376,189

Interactive Media & Services — 5.7%(a)
Alphabet, Inc., Class A	4,784	5,558,769
Facebook, Inc., Class A	15,309	2,553,541
IAC/InterActiveCorp	10,088	1,808,072

		9,920,382

Internet & Direct Marketing Retail — 15.9%
Alibaba Group Holding Ltd., ADR(a)	24,988	4,859,666
Amazon.com, Inc.(a)	10,315	20,111,362
MercadoLibre, Inc.	5,148	2,515,210

		27,486,238

IT Services — 10.9%
Adyen NV(a)(c)	3,219	2,735,811
Mastercard, Inc., Class A	30,979	7,483,287
Visa, Inc., Class A	53,316	8,590,274

		18,809,372

Life Sciences Tools & Services — 3.1%(a)
Adaptive Biotechnologies Corp.	71,709	1,992,076
Lonza Group AG (Registered)	8,053	3,312,391

		5,304,467

Pharmaceuticals — 3.2%
AstraZeneca plc, ADR	55,984	2,500,246
Zoetis, Inc.	25,525	3,004,037

		5,504,283

Security		Shares		Value

Professional Services — 4.4%
CoStar Group, Inc.(a)		8,150		$4,785,762
TransUnion		43,780		2,897,360

				7,683,122

Semiconductors & Semiconductor Equipment — 4.0%
Analog Devices, Inc.		25,652		2,299,702
ASML Holding NV (Registered), NYRS		17,368		4,544,163

				6,843,865

Software — 20.7%
Adobe, Inc.(a)		15,983		5,086,430
Fair Isaac Corp.(a)(b)		9,472		2,914,440
Intuit, Inc.		17,393		4,000,390
Microsoft Corp.		78,021		12,304,692
salesforce.com, Inc.(a)		42,175		6,072,356
ServiceNow, Inc.(a)		18,360		5,261,609

				35,639,917

Specialty Retail — 1.4%
Lowe’s Cos., Inc.		28,451		2,448,209

Technology Hardware, Storage & Peripherals — 2.2%
Apple, Inc.		14,683		3,733,740

Textiles, Apparel & Luxury Goods — 2.5%
NIKE, Inc., Class B		52,593		4,351,545

Total Common Stocks — 98.3% (Cost: $138,605,198)				169,532,043

Total Long-Term Investments — 98.3% (Cost: $138,605,198)				169,532,043

Short-Term Securities — 0.8%

Money Market Funds — 0.8%(d)*
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.21%		545,636		545,636
SL Liquidity Series, LLC, Money Market Series, 0.88%(e)		749,891		749,666

Total Money Market Funds — 0.8% (Cost: $1,295,378)				1,295,302

	Par (000)

Time Deposits — 0.0%
Brown Brothers Harriman & Co.:
0.02%, 04/01/20	AUD	—	(f)	202
0.63%, 04/01/20	HKD	1		74

Total Time Deposits — 0.0% (Cost: $276)				276

Total Short-Term Securities — 0.8% (Cost: $1,295,654)				1,295,578

Total Investments — 99.1% (Cost: $139,900,852)				170,827,621

Other Assets Less Liabilities — 0.9%				1,574,826

Net Assets — 100.0%				$172,402,447

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Large Cap Focus Growth V.I. Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Annualized 7-day yield as of period end.
(e)	Security was purchased with the cash collateral from loaned securities.
(f)	Amount is less than 500.
*

Investments in issuers considered to be an affiliate/affiliates of the Fund during the period ended March 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 12/31/19	Shares Purchased	Shares Sold	Shares Held at 03/31/20	Value at 03/31/20	Income		Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class(b)	1,830,876	—	(1,285,240)	545,636	$545,636	$4,791		$—	$—
SL Liquidity Series, LLC, Money Market Series(b)	4,660,904	—	(3,911,013)	749,891	749,666	2,796	(c)	(4,123)	(238)

					$1,295,302	$7,587		$(4,123)	$(238)

(a)	Includes net capital gain distributions, if applicable.
(b)	Represents net shares purchased (sold).
(c)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Glossary of Terms Used in this Report

Currency

AUD	Australian Dollar

HKD	Hong Kong Dollar
Portfolio Abbreviations

ADR	American Depositary Receipts

NYRS	New York Registered Shares

S&P	Standard & Poor’s

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Large Cap Focus Growth V.I. Fund

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

As of March 31, 2020, certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks:
Aerospace & Defense	$2,039,931	$—	$—	$2,039,931
Automobiles	3,561,442	—	—	3,561,442
Capital Markets	9,853,292	—	—	9,853,292
Chemicals	2,040,728	—	—	2,040,728
Commercial Services & Supplies	3,260,319	—	—	3,260,319
Containers & Packaging	2,164,235	—	—	2,164,235
Entertainment	6,191,244	—	—	6,191,244
Equity Real Estate Investment Trusts (REITs)	4,331,939	—	—	4,331,939
Health Care Equipment & Supplies	5,987,584	—	—	5,987,584
Health Care Providers & Services	2,376,189	—	—	2,376,189
Interactive Media & Services	9,920,382	—	—	9,920,382
Internet & Direct Marketing Retail	27,486,238	—	—	27,486,238
IT Services	18,809,372	—	—	18,809,372
Life Sciences Tools & Services	1,992,076	3,312,391	—	5,304,467
Pharmaceuticals	5,504,283	—	—	5,504,283
Professional Services	7,683,122	—	—	7,683,122
Semiconductors & Semiconductor Equipment	6,843,865	—	—	6,843,865
Software	35,639,917	—	—	35,639,917
Specialty Retail	2,448,209	—	—	2,448,209
Technology Hardware, Storage & Peripherals	3,733,740	—	—	3,733,740
Textiles, Apparel & Luxury Goods	4,351,545	—	—	4,351,545
Short-Term Securities:
Money Market Funds	545,636	—	—	545,636
Time Deposits(a)	—	276	—	276

Subtotal	$166,765,288	$3,312,667	$—	$170,077,955

Investments Valued at NAV(b)				749,666

Total Investments				$170,827,621

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Schedule of Investments (unaudited) (continued) March 31, 2020	BlackRock Large Cap Focus Growth V.I. Fund

(a)	See above Schedule of Investments for values in each industry.
(b)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

4